FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2019
Finance Income And Finance Costs
NOTE 18 - FINANCE INCOME AND FINANCE COSTS

Finance income and finance costs for the years ended December 31, 2019, 2018 and 2017, are detailed below:

In Thousands of US Dollars
Description	2019	2018	2017

Interest income	$213	$72	$11

Interest and bank charges	(18)	(18)	(52)
Financial costs
Operation lease interest expense	(20)
Accretion of the other liabilities	-	-	(152)
Net foreign exchange gain	(12)	(7)	(1)
Net finance costs	$163	$47	$(194)

Finance income	$201	$65	$10
Finance costs	(18)	(18)	(204)
Operation lease interest expense	(20)
Net finance costs	$163	$47	$(194)